Investment in Aqualung - Narrative (Details) kr in Millions			3 Months Ended		12 Months Ended
	May 05, 2022 USD ($) shares	May 05, 2022 NOK (kr) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 01, 2023 USD ($)
Disclosure of financial assets [line items]
Conversion rate				0.7364	0.7310	0.7545	0.7384	0.7547
Change in comprehensive income			$ 249,000	$ 252,000
Investment in Aqualung			$ 2,521,000		$ 2,500,000				$ 2,500,000
NOK
Disclosure of financial assets [line items]
Conversion rate			0.094
Reasonably possible change In US Dollar relative to Canadian Dollar					10.00%
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Ownership interest (as percent)	4.55%	4.55%				4.40%
Shares purchased | shares	179,175	179,175
Purchase of Aqualung Carbon Capture AS shares	$ 2,500,000	kr 23.3
Investment in Aqualung			$ 2,521,000		$ 2,500,000